Summary of Significant Accounting Policies (Details) - Schedule of foreign currency translation and transactions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of foreign currency translation and transactions [Abstract]
Balance sheet items, except for equity accounts	6.525%	6.968%
Items in the statements of operations and comprehensive income (loss), and statements of cash flows	6.9042%	6.9088%	6.6163%